Financial Instruments - Fair value of the commodity risk management assets and liabilities by classification level (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Change in foreign exchange rates	$ 17	$ (15)	$ (15)
Gains (losses) recognized in other comprehensive income	(141)	(53)	(57)
Gains (losses) on cash flow hedges, before tax	28	77	(9)
Other
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic		4
Commodity risk management
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic		692
Recurring fair value measurement | Level I
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	(13)	(3)
Recurring fair value measurement | Level II
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	(27)	9
Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	582	686	695
Market price changes	(81)	(76)
Change in foreign exchange rates	(15)	(32)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Recurring fair value measurement | Level III | Other
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	(12)	4
Non-recurring fair value measurement [member] | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) recognized in other comprehensive income	(34)	46
Gains (losses) on cash flow hedges, before tax	82	78
Unrealized gains included in earnings before income taxes relating to met assets held	1	2
Fair value hedges [member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	573	678	689
Market price changes	(71)	(57)
Change in foreign exchange rates	(16)	(31)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Fair value hedges [member] | Non-recurring fair value measurement [member] | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) recognized in other comprehensive income	(34)	46
Gains (losses) on cash flow hedges, before tax	71	57
Unrealized gains included in earnings before income taxes relating to met assets held	0	0
Non-Hedges | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Risk exposure associated with instruments sharing characteristic	9	8	$ 6
Market price changes	(10)	(19)
Change in foreign exchange rates	1	(1)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Non-Hedges | Non-recurring fair value measurement [member] | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) recognized in other comprehensive income	0	0
Gains (losses) on cash flow hedges, before tax	11	21
Unrealized gains included in earnings before income taxes relating to met assets held	1	2
Derivative Instruments, Existing Contracts [Member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(15)	85
Derivative Instruments, Existing Contracts [Member] | Fair value hedges [member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(18)	77
Derivative Instruments, Existing Contracts [Member] | Non-Hedges | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	3	8
Derivative Instruments, New Contracts [Member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	7	14
Derivative Instruments, New Contracts [Member] | Fair value hedges [member] | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	0	0
Derivative Instruments, New Contracts [Member] | Non-Hedges | Recurring fair value measurement | Level III
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	$ 7	$ 14